SUPPLEMENT TO THE PROSPECTUSES AND
STATEMENT OF ADDITIONAL INFORMATION
OF
WELLS FARGO ADVANTAGE ALLOCATION FUNDS
For
Wells Fargo Advantage Absolute Return Fund
Wells Fargo Advantage Asset Allocation Fund

The Average Annual Total Return tables in the section entitled "Fund Summary - Performance" in the Fund's prospectuses for Class A, Class B, Class C and Administrator Class are replaced with the following:

(Retail) | (Wells Fargo Advantage Asset Allocation Fund)

Average Annual Total Returns for the periods ended 12/31/2011 (Returns reflect applicable sales charges)
Average Annual Total Returns (Wells Fargo Advantage Asset Allocation Fund) (Retail)	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A	Jul. 29, 1996	(4.62%)	1.09%	5.96%
Class A (after taxes on distributions)	Jul. 29, 1996	(5.26%)	(0.33%)	4.66%
Class A (after taxes on distributions and the sale of Fund Shares)	Jul. 29, 1996	(3.00%)	0.25%	4.53%
Class B	Oct. 03, 2002	(4.49%)	1.22%	6.06%
Class C	Oct. 03, 2002	(0.57%)	1.52%	5.83%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.84%	6.50%	5.78%
GMO Global Balanced Index (reflects no deduction for fees, expenses, or taxes)		(1.90%)	1.33%	4.45%
MSCI ACWI Index (Net)		(7.35%)	(1.93%)	4.24%

(Administrator) | (Wells Fargo Advantage Asset Allocation Fund)

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Asset Allocation Fund) (Administrator)	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class	Oct. 03, 2002	1.41%	2.52%	6.84%
Administrator Class (after taxes on distributions)	Oct. 03, 2002	0.71%	1.02%	5.48%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	Oct. 03, 2002	0.91%	1.43%	5.29%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.84%	6.50%	5.78%
GMO Global Balanced Index (reflects no deduction for fees, expenses, or taxes)		(1.90%)	1.33%	4.45%
MSCI ACWI Index (Net)		(7.35%)	(1.93%)	4.24%